Inventories (Details) - Schedule of inventory - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Inventory Abstract
Raw materials	¥ 32,004	¥ 32,604
Work in progress	1,326	1,476
Finished goods	13,533	11,039
Total inventory, gross	46,863	45,119
Inventory reserve	(10,792)	(13,393)
Total inventory, net	¥ 36,071	¥ 31,726